EARNINGS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER ORDINARY SHARE

6 EARNINGS PER ORDINARY SHARE

Accounting policies

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share is a trend measure, which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisitions and disposals related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including US tax reform) and taxation thereon.

The calculations of the basic, diluted and adjusted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2017	2016	2015
	$ million	$ million	$ million
Earnings
Attributable profit for the year	767	784	410
Adjusted attributable profit (see below)	826	735	761

Attributable profit is reconciled to adjusted attributable profit as follows:

		2017	2016	2015
	Notes	$ million	$ million	$ million
Attributable profit for the year		767	784	410
Acquisition-related costs		(10)	9	25
Restructuring and rationalisation expenses	3	–	62	65
Amortisation and impairment of acquisition intangibles	9	140	178	204
Legal and other[1]		(13)	(20)	187
Profit on disposal of business	21	–	(326)	–
US tax reform	5	(32)	–	–
Taxation on excluded items	5	(26)	48	(130)
Adjusted attributable profit		826	735	761

1

Legal and other credit in 2017 includes $16m within operating profits (refer to Note 2.5), and a $3m charge within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims. In 2016 the legal and other credit includes $30m within operating profits (refer to Note 2.5), a $5m charge within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims, and a $5m charge within share of results of associates for expenses incurred by Bioventus for an aborted initial public offering of shares. In 2015, legal and other costs include $190m within operating profit (refer to Note 2.5) and a $3m net interest credit.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings for basic and diluted earnings per ordinary share are as follows:

	2017	2016	2015
Number of shares (millions)
Basic weighted number of shares	874	890	894
Dilutive impact of share options outstanding	1	3	5
Diluted weighted average number of shares	875	893	899
Earnings per ordinary share
Basic	87.8¢	88.1¢	45.9¢
Diluted	87.7¢	87.8¢	45.6¢
Adjusted[2]	94.5¢	82.6¢	85.1¢

2	Adjusted earnings per share is calculated using the basic weighted number of shares.